State Street Variable Insurance Series Funds, Inc.

One Iron Street

Boston, MA 02210

May 1, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:         Office of Filings, Information & Consumer Service

Re:	State Street Variable Insurance Series Funds, Inc. (the “Company”)

File Nos.: 002-91369 and 811-04041

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Company this letter as certification that the Prospectuses, dated May 1, 2019, do not differ from those contained in the Post-Effective Amendment No. 71 to the Company’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 29, 2019 (Accession # 0001193125-19-125462).

If you have any questions, please contact me at (617) 662-4026.

Very truly yours,

/s/ Jesse D. Hallee
Jesse D. Hallee
Secretary